Summary of Significant Accounting Policies (Details) - Schedule of the Currency Exchange Rates	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
USD [Member]
Schedule of the Currency Exchange Rates [Abstract]
Year-end spot rate	1	1
Average rate	1	1
RMB [Member]
Schedule of the Currency Exchange Rates [Abstract]
Year-end spot rate	7.0999	6.8972
Average rate	7.0809	6.729